Document and Entity Information	9 Months Ended
Sep. 30, 2025
Entity Information [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	Amrize Ltd
Entity Central Index Key	0002035989
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Amrize Finance US LLC [Member]
Entity Information [Line Items]
Entity Registrant Name	Amrize Finance US LLC
Entity Central Index Key	0002091281
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false